Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax and social contribution nominal rate	34.00%